Taxes	6 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 20 – TAXES

The Company is registered in the Cayman Islands. The Company generated substantially all of its income from its PRC operations for the six months ended December 31, 2022 and 2021.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

E-Home Hong Kong is not subject to tax on income or capital gain since there has no operations in Hong Kong for the six months ended December 31, 2022 and 2021.

PRC

Income Tax

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008. 25% tax rates apply to all the PRC operation subsidiaries in the Company.

The provision for income tax for the six months ended December 31, 2022 and 2021, consisted of the following:

	For six months ended December 31,
	2022	2021
Current income tax provision	$497,025	$1,169,266
Deferred income tax provision	(233,797)	187,553
Total	$263,228	$1,356,819

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the six months ended December 31, 2022 and 2020, respectively:

	For six months ended December 31,
	2022	2021
Provision for income taxes at statutory tax rate in the PRC	$415,251	$1,334,938
Effect of expense for which no income tax is deductible	25,937	21,881
Effect of assets recognized at fair value in business combinations	(177,960)
Effective income tax expense	$263,228	$1,356,819

The significant components of deferred tax assets were as follows:

	December 31, 2022	June 30, 2022
Deferred tax assets
Senior care services fees advanced from customers	$482,432	442,322
Total deferred tax assets	$482,432	442,322
Deferred tax liabilities
Business combinations	$1,819,826	-
Total deferred tax liabilities	$1,819,826	-

Value Added Tax (“VAT”)

Business tax changed to VAT in China since May 1, 2016. The Company’s revenue from installation is subject to a VAT rate of 11%. The maintenance and accessories sales were subject to a VAT rate of 17% before May 1, 2018 and were reduced to 16% since then. The VAT rate was reduced to 13% since April 1, 2019.

According to the regulations (Fiscal and Tax [2016] 36), no VAT will be levied if an enterprise provides employee-based household services. E-Home Pingtan applied for the tax exemption in July 2017 and was approved by the State Administration of Taxation (China), so the VAT rate of installation, maintenance, after-sales and cleaning service is nil since July 2017.

Taxes payable

The Company’s taxes payable as of December 31, 2022 and June 30, 2022, consisted of the following:

	December 31, 2022	June 30, 2022
Income tax payable	$442,495	$495,009
VAT payable	9,371	9,725
Other tax payables	27,454	940
Total	$479,320	$505,674